Share capital (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share capital
Begining balance shares	158,832	99,725	107,028
Issued	80,000	61,154
Expired	7,692	2,047	7,303
Cancelled	(20,770)
Ending balance	210,370	158,832	99,725
Weighted average exercise Price warrants Outstanding	$ 328.30	$ 355.95	$ 357.52
Issued	7.00	295.75
Expired	97.50	260.65	555.17
Cancelled	305.41
Weighted average exercise Price warrants Outstanding	$ 250.33	$ 328.30	$ 355.95